UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:   MRJ Capital, Inc.

                                 Address: c/o Iridian Asset Management LLC
                                          276 Post Road West, Westport, CT 06880

                                 13F File Number: 028-10310

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: Matt Greenberg

Title: Managing Director

Phone: 203-341-9011

Signature,                               Place,             and Date of Signing:

/s/ Matt Greenberg                       Westport, CT          05/6/09
-----------------------------------      ----------------   -------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      none

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $63,640,000
List of Other Included Managers:


No.  13F File Number                                         Name

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED AUTO PARTS            COM              00751Y106      822    20000 SH       SOLE                                      20000
AGILENT TECHNOLOGIES INC       COM              00846U101     1846   120100 SH       SOLE                                     120100
ALCOA INC COM                  COM              013817101      212    28858 SH       SOLE                                      28858
AMERICAN EAGLE OUTFITTERS      COM              02553E106      624    51000 SH       SOLE                                      51000
AMGEN INC                      COM              031162100     2797    56475 SH       SOLE                                      56475
ANADARKO PETROLEUM CORP        COM              032511107      322     8282 SH       SOLE                                       8282
ASTORIA FINANCIAL CORP         COM              046265104      683    74300 SH       SOLE                                      74300
BALL CORP                      COM              058498106     3728    85900 SH       SOLE                                      85900
BANK OF AMERICA CORP           COM              060505104      331    48504 SH       SOLE                                      48504
BANK OF NEW YORK MELLON CORP   COM              064058100     1348    47700 SH       SOLE                                      47700
BECTON DICKINSON & CO          COM              075887109     1345    20000 SH       SOLE                                      20000
BIOGEN IDEC INC                COM              09062X103     2118    40400 SH       SOLE                                      40400
BOEING CO.                     COM              097023105      327     9200 SH       SOLE                                       9200
CHEVRON CORP                   COM              166764100     2646    39346 SH       SOLE                                      39346
CITIGROUP INC                  COM              172967101      123    48689 SH       SOLE                                      48689
CROWN HOLDINGS INC.            COM              228368106     4537   199600 SH       SOLE                                     199600
DEAN FOODS CO                  COM              242370104      524    29000 SH       SOLE                                      29000
DIAGEO PLC-SPON ADR            COM              25243Q205     1562    34900 SH       SOLE                                      34900
DIRECTV GROUP INC (THE)        COM              25459L106     3058   134200 SH       SOLE                                     134200
DRESSER-RAND GROUP INC         COM              261608103     2188    99000 SH       SOLE                                      99000
EDWARDS LIFESCIENCES CORP      COM              28176E108     2201    36300 SH       SOLE                                      36300
ENCANA CORP                    COM              292505104     1115    27461 SH       SOLE                                      27461
ENSCO INTERNATIONAL INC        COM              26874Q100      222     8400 SH       SOLE                                       8400
FRANKLIN RESOURCES INC         COM              354613101     1478    27428 SH       SOLE                                      27428
FREEPORT-MCMORAN COPPER        COM              35671D857      930    24400 SH       SOLE                                      24400
GENERAL DYNAMICS               COM              369550108      823    19800 SH       SOLE                                      19800
GENZYME CORP                   COM              372917104      297     5000 SH       SOLE                                       5000
HUDSON CITY BANCORP INC        COM              443683107     2652   226900 SH       SOLE                                     226900
IBM CORPORATION                COM              459200101     1529    15781 SH       SOLE                                      15781
JPMORGAN CHASE & CO            COM              46625H100     2215    83350 SH       SOLE                                      83350
MACY'S INC                     COM              55616P104     1176   132100 SH       SOLE                                     132100
NAVISTAR INTERNATIONAL         COM              63934E108     2121    63400 SH       SOLE                                      63400
NORTHROP GRUMMAN CORP          COM              666807102     1619    37100 SH       SOLE                                      37100
OLIN CORP                      COM              680665205      581    40700 SH       SOLE                                      40700
PRECISION CASTPARTS CORP       COM              740189105     2246    37500 SH       SOLE                                      37500
SHIRE PLC-ADR                  COM              82481R106     1466    40800 SH       SOLE                                      40800
SMURFIT-STONE CONTAINER CORP   COM              832727101        3    91200 SH       SOLE                                      91200
STATE STREET CORP              COM              857477103     2112    68600 SH       SOLE                                      68600
TEEKAY CORPORATION             COM              Y8564W103     1469   103200 SH       SOLE                                     103200
TEMPLE-INLAND INC              COM              879868107      211    39300 SH       SOLE                                      39300
THE SHERWIN-WILLIAMS CO        COM              824348106      774    14900 SH       SOLE                                      14900
THE TRAVELERS COS INC          COM              89417E109     1106    27222 SH       SOLE                                      27222
TYCO INTERNATIONAL LTD         COM              G9143X208      316    16168 SH       SOLE                                      16168
UNITEDHEALTH GROUP INC         COM              91324P102      908    43360 SH       SOLE                                      43360
US BANCORP                     COM              902973304      996    68189 SH       SOLE                                      68189
VALSPAR CORP                   COM              920355104     1933    96800 SH       SOLE                                      96800